Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Concentration Percentage Of Accounts Receivable With Customers	14.00%	19.00%	36.00%
Customer B [Member]
Concentration Percentage Of Accounts Receivable With Customers	8.00%	6.00%	7.00%
Customer C [Member]
Concentration Percentage Of Accounts Receivable With Customers	7.00%	0.00%	12.00%
Customer D [Member]
Concentration Percentage Of Accounts Receivable With Customers		1.00%	10.00%